Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Tax rate	23.00%	24.00%	25.00%
Federal corporate income tax rate effective January 1, 2018	21.00%
Corporate tax on cash dividends distributed from exempted profits	25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	20.00%
Non-Israeli subsidiaries' undistributed earnings for which Company has not provided for Israeli income and foreign withholding taxes	$ 6,701
Assumed deferred tax liability attributable to taxable temporary differences from non-Israeli subsidiaries'' undistributed earnings	838
Net operating loss carry-forwards	$ 900
Israel Tax Reform [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2018 and thereafter	23.00%
Corporate statutory tax rate on 2017	24.00%
Corporate statutory tax rate on 2016	25.00%
Preferred Enterprise [Member] | Development Area A [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2017 and thereafter	7.50%
Corporate statutory tax rate on 2016	9.00%
Preferred Enterprise [Member] | Rest Of Country [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2016 and thereafter	16.00%
Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax exemption	$ 46,581	$ 50,356
Assumed income tax liability	$ 11,645	$ 12,589